Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Summary of Significant Accounting Policies
Schedule of fair value of available-for-sale securities

The fair value of available-for-sale securities outstanding as of September 30, 2022 is as follows (in thousands):

Effect of
		Gross	Gross	Foreign
	Amortized	Unrealized	Unrealized	Currency
	Cost	Gains	Losses	Translation	Fair Value
U.S. Treasury Bills	$25,962	$2,177	$—	$(2,140)	$25,999

Schedule of changes in allowance for credit losses

	March 31,	September 30,
	2023	2022

	(in thousands)
Balance, beginning of period	$642	$394
Add: provision for credit losses	732	400
Less: write-offs, net of recoveries	(29)	(94)
Foreign currency translation	63	(58)
Balance, end of period	$1,408	$642

Mariadb Corporation Ab
Summary of Significant Accounting Policies
Schedule of fair value of available-for-sale securities

Effect of
		Gross	Gross	Foreign
	Amortized	Unrealized	Unrealized	Currency	Fair
	Cost	Gains	Losses	Translation	Value
U.S. Treasury Bills	$25,962	$2,177	$—	$(2,140)	$25,999

Schedule of changes in allowance for credit losses

	Year Ended
	September 30,
	2022	2021

	(in thousands)
Balance, beginning of year	$394	$246
Add: provision for credit losses	400	417
Less: write-offs, net of recoveries	(94)	(255)
Foreign currency translation	(58)	(14)
Balance, end of year	$642	$394